Related Party Transactions (Details Textual)				1 Months Ended	12 Months Ended
	Feb. 09, 2018 USD ($)	Jan. 03, 2018 USD ($)	Dec. 09, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 22, 2018 USD ($)	Jun. 22, 2018 CNY (¥)	Feb. 09, 2018 CNY (¥)	Jan. 03, 2018 CNY (¥)	May 17, 2017 USD ($)	May 17, 2017 CNY (¥)
Bank of Communication [Member]
Related Party Transactions (Textual)
Credit facility											$ 753,100	¥ 5,000,000
China Merchants Bank [Member]
Related Party Transactions (Textual)
Company to borrowing amount of credit facility	$ 1,111,712	$ 1,111,712		¥ 5,000,000	$ 1,813,483	¥ 12,000,000			¥ 7,000,000	¥ 7,000,000
Credit facility					$ 4,152,377	¥ 27,000,000	$ 1,543,115	¥ 10,000,000
Interest rate	5.655%	5.655%
Expiration term, description					Due in July and August, 2018.
Loan repayment date	Jul. 02, 2018			May 31, 2018
Mr. Xiao Feng Yang [Member]
Related Party Transactions (Textual)
Annual compensations			$ 94,100
Mr. Raymond Ming Hui Lin [Member]
Related Party Transactions (Textual)
Annual compensations			71,400
Ms. Tian van Acken [Member]
Related Party Transactions (Textual)
Annual compensations			$ 93,010